UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2010
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[ ] is a restatement.
  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:	Liebau Asset Management Co., LLC
Address: 301 E. Colorado Blvd.
	   Suite 810
	   Pasadena, CA 91101
13F File Number:	 28-12058
The institutional investment manager filing this report and
the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood That all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:  	Fred Aguilera
Title: 	Trader & Director of Opr.
Phone:  626-795-5200
Signature,
Fred Aguilera 	Pasadena, Ca 	May 4,2010
Report Type (Check only one.):
	[ X]        13F HOLDINGS REPORT.
	[  ]        13F NOTICE.
	[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:   56
Form 13F Information Table Value Total:   126074 (x1000)

List of Other Included Managers:


No.  13F File Number 	Name
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579y101     3819    45695 SH       SOLE                    44045              1650
A T & T INC NEW                COM              00206R102     2903   112357 SH       SOLE                   109857              2500
ABBOTT LABORATORIES            COM              002824100      253     4800 SH       SOLE                     4800
AGILENT TECH INC               COM              00846u101     1928    56060 SH       SOLE                    55685               375
ALEXANDER & BALDWIN INC        COM              014482103     1098    33215 SH       SOLE                    31815              1400
AMERICAN EXPRESS CO            COM              025816109     2396    58074 SH       SOLE                    57674               400
APACHE CORP                    COM              037411105      390     3840 SH       SOLE                     3615               225
APPLIED MATERIALS INC          COM              038222105     1561   115935 SH       SOLE                   112810              3125
AUTODESK INC                   COM              052769106      883    30000 SH       SOLE                    30000
AUTOMATIC DATA PROCESSINGINC   COM              053015103     1818    40890 SH       SOLE                    40190               700
BERKSHIRE HATHAWAY INCDEL CL B COM              084670702     3209    39490 SH       SOLE                    38690               800
BOEING CO                      COM              097023105     2273    31310 SH       SOLE                    30460               850
BOSWELL JG CO COM              COM              101205102      363      581 SH       SOLE                       50               531
CHEVRON CORP NEW               COM              166764100     5519    72782 SH       SOLE                    72782
CHUBB CORP                     COM              171232101     2935    56610 SH       SOLE                    53960              2650
COCA COLA CO                   COM              191216100     3470    63095 SH       SOLE                    60545              2550
CONOCOPHILLIPS                 COM              20825c104     2403    46967 SH       SOLE                    45217              1750
CONSTELLATION ENERGYGROUP      COM              210371100      272     7735 SH       SOLE                     7735
COSTCO WHOLESALE CORP          COM              22160k105     2301    38533 SH       SOLE                    37733               800
DEERE & COMPANY                COM              244199105     2976    50045 SH       SOLE                    49145               900
DISNEY WALT CO                 COM              254687106     3045    87235 SH       SOLE                    85535              1700
DOMINION RESOURCES INCVA  NEW  COM              25746u109      368     8960 SH       SOLE                     6110              2850
DU PONT E I DE NEMOURS& CO     COM              263534109     2632    70685 SH       SOLE                    68185              2500
EMERSON ELECTRIC CO            COM              291011104     3357    66690 SH       SOLE                    64640              2050
ESTEE LAUDER COMPANIESINC CL A COM              518439104     2895    44635 SH       SOLE                    43285              1350
EXXON MOBIL CORP               COM              30231g102     3861    57650 SH       SOLE                    56900               750
FEDEX CORP                     COM              31428x106     2245    24037 SH       SOLE                    23537               500
GENERAL ELECTRIC CO            COM              369604103     2698   148268 SH       SOLE                   147018              1250
HEWLETT-PACKARD COMPANY        COM              428236103      234     4400 SH       SOLE                     4400
HOME DEPOT INC                 COM              437076102     1391    42995 SH       SOLE                    42995
INTEL CORP                     COM              458140100     3998   179384 SH       SOLE                   176234              3150
INTL BUSINESS MACH             COM              459200101     2762    21534 SH       SOLE                    21334               200
INTUIT INC                     COM              461202103     1539    44840 SH       SOLE                    44290               550
JOHNSON & JOHNSON              COM              478160104     3378    51810 SH       SOLE                    50060              1750
JPMORGAN CHASE & CO            COM              46625h100     2125    47480 SH       SOLE                    46180              1300
KELLOGG COMPANY                COM              487836108     2872    53760 SH       SOLE                    51260              2500
LILLY ELI & CO                 COM              532457108     3443    95045 SH       SOLE                    91895              3150
LOEWS CORP                     COM              540424108      794    21300 SH       SOLE                    21300
MARRIOTT INTL INCCL A          COM              571903202     1872    59389 SH       SOLE                    59389
MEDTRONIC INC                  COM              585055106     3747    83221 SH       SOLE                    80121              3100
MICROSOFT CORP                 COM              594918104     5138   175422 SH       SOLE                   168722              6700
NEWS CORP LTD CL A             COM              65248E104     1689   117238 SH       SOLE                   116038              1200
NOBLE ENERGY INC COM           COM              655044105     1980    27125 SH       SOLE                    26575               550
NORDSTROM INC                  COM              655664100     1229    30086 SH       SOLE                    30086
NOVARTIS AG ADR-EACH REPR1 CHF COM              66987v109     1963    36289 SH       SOLE                    35889               400
PROCTER & GAMBLE CO            COM              742718109     4214    66603 SH       SOLE                    64503              2100
SCHLUMBERGER LIMITED COMSTK US COM              806857108     2688    42350 SH       SOLE                    41650               700
SIEMENS AG ADR-EACH CNVINTO 1  COM              826197501      482     4825 SH       SOLE                     4625               200
SIGMA ALDRICH CORP             COM              826552101     1735    32340 SH       SOLE                    31740               600
STATE STREET CORP              COM              857477103     1171    25940 SH       SOLE                    25390               550
SYSCO CORP                     COM              871829107     2517    85320 SH       SOLE                    82070              3250
US BANCORP DEL COMNEW          COM              902973304     1290    49845 SH       SOLE                    48845              1000
WAL-MART STORES INC            COM              931142103     3933    70740 SH       SOLE                    68040              2700
WASHINGTON POST CO CLB         COM              939640108     1371     3086 SH       SOLE                     3036                50
WELLS FARGO & CO NEW           COM              949746101     1774    57016 SH       SOLE                    54666              2350
ISHARES BARCLAYS US AGGREGATE                   464287226      870 8350.000 SH       SOLE                 8350.000
Report Summary		     56 Data Records    (X1000)    126074 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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